Share Capital and Preference Shares	12 Months Ended
Dec. 31, 2023
Share Capital and Preference Shares
Share Capital and Preference Shares

11. Share Capital and Preference Shares

GasLog’s authorized share capital consists of 500,000,000 shares with a par value $0.01 per share.

On August 2, 2023, the board of directors of GasLog approved a preference share repurchase programme of up to $35,000 of GasLog’s Preference Shares, effective immediately. Under the terms of the preference repurchase programme, GasLog may repurchase GasLog’s Preference Shares from time to time, at GasLog’s discretion, on the open market, in privately negotiated transactions or through redemptions. Any repurchases are subject to market conditions, applicable law and conditions. GasLog is not obligated under the preference repurchase programme to repurchase any specific dollar amount or number of GasLog’s Preference Shares, and the preference repurchase programme may be modified, suspended or discontinued at any time or never utilized. In the year ended December 31, 2023, and since the inception of the repurchase programme but prior to the Partial Redemption (as defined below), GasLog has repurchased an aggregate of 58,319 of GasLog’s Preference Shares at a weighted average price of $24.64 per preference share. The total amount paid during the year ended December 31, 2023 for repurchases of GasLog’s Preference Shares was $1,440, including commissions.

On December 28, 2023, GasLog completed the redemption of 4,341,681 shares of its outstanding Preference Shares (the “Partial Redemption”) held by shareholders of record as of November 27, 2023, pursuant to the Certificate of Designations, dated as of March 30, 2015 (the “Certificate of Designations”). The redemption price of the Preference Shares was $25.00 per share plus accrued and unpaid dividends in respect of the Preference Shares up to, but not including, the redemption date of December 28, 2023.

The Preference Shares redeemed in connection with the Partial Redemption are no longer outstanding and all rights with respect to such stock have ceased and terminated. The Preference Shares not redeemed in connection with the Partial Redemption remain issued and outstanding and subject to all the terms provided in the Certificate of Designations.

The total amount paid including fees, during the year ended December 31, 2023 for the Partial Redemption of GasLog’s Preference Shares was $108,612.

As of December 31, 2023, the share capital consisted of 95,389,062 issued and outstanding common shares, par value $0.01 per share and 200,000 Preference Shares issued and outstanding (December 31, 2022: 95,389,062 issued and outstanding common shares, par value $0.01 per share and 4,600,000 Preference Shares issued and outstanding, December 31, 2021: 95,389,062 issued and outstanding common shares, par value $0.01 per share and 4,600,000 Preference Shares issued and outstanding). The movements in the number of shares, the share capital, the Preference Shares, the contributed surplus and the treasury shares are reported in the following table:

	Number of Shares			Amounts
		Number of	Number of
	Number of	treasury	preference	Share	Preference	Contributed	Treasury
	common shares	shares	shares	capital	shares	surplus	shares
Outstanding as of January 1, 2021	95,176,443	216,683	4,600,000	954	46	759,822	(1,340)
Treasury shares distributed for awards vested or exercised in the year	212,619	(212,619)	—	—	—	—	1,314
Treasury shares cancelled	—	(4,064)	—	—	—	—	26
Dividends declared deducted from contributed surplus due to accumulated deficit	—	—	—	—	—	(67,286)	—
Outstanding as of December 31, 2021	95,389,062	—	4,600,000	954	46	692,536	—
Dividends declared deducted from contributed surplus due to accumulated deficit	—	—	—	—	—	(33,648)	—
Outstanding as of December 31, 2022	95,389,062	—	4,600,000	954	46	658,888	—
Partial redemption of GasLog’s preference shares, net of fees	—	—	(4,341,681)	—	(43)	(108,569)	—
Merger transaction- difference between net book value of acquired subsidiary and consideration paid	—	—	—	—	—	383,747	—
Repurchases of GasLog’s preference shares	—	—	(58,319)	—	(1)	(1,439)	—
Merger consideration fees	—	—	—	—	—	(3,319)	—
Outstanding as of December 31, 2023	95,389,062	—	200,000	954	2	929,308	—

The treasury shares acquired by GasLog in 2014, 2018, 2019 and 2020 in relation to the settlement of share-based compensation awards were cancelled in 2021.